SALES OF FUTURE RECEIPTS (Tables)	9 Months Ended
Sep. 30, 2025
Sales Of Future Receipts
SCHEDULE OF SALES OF FUTURE RECEIPTS

	September 30, 2025		December 31, 2024
Sale of Future Receipts payable
Opening Balance January 1		$1,688,435	$1,467,899
Payment received in the period		$4,050,000	$1,478,776
Repayments in receipts in the period		$(6,346,033)	$(3,564,283)
Interest expense for the period		$607,598	$2,306,044
Closing Balance-End of Period -	$	NIL	$1,688,435